First Trust Securitized Plus ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First Trust Securitized Plus ETF | First Trust Securitized Plus ETF
Prospectus [Line Items]
Annual Return [Percent]	3.09%	5.68%	(15.32%)	1.38%